Financial instruments and risk management - Foreign currency risk (Details) R in Millions	Dec. 31, 2022 ZAR (R)	Dec. 31, 2022 R / $	Dec. 31, 2022 USD ($)	Dec. 31, 2022 R / €	Dec. 31, 2021 ZAR (R) R / $	Dec. 31, 2020 ZAR (R) R / $	Oct. 19, 2020 USD ($)	Sep. 11, 2020 USD ($)	May 21, 2018 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Face amount of debt							$ 383,000,000	$ 200,000
Financial assets | R	R 6,279				R 6,147	R 6,043
Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate		17.03		18.22	15.94	14.69
Forward contract | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets			$ 18,000,000
Forward contract | Currency risk | Weighted average
Disclosure of risk management strategy related to hedge accounting [line items]
Closing foreign exchange rate | R / $		15.89
US$600 million RCF
Disclosure of risk management strategy related to hedge accounting [line items]
Face amount of debt			$ 600,000,000						$ 600,000,000